Basic and Diluted Earnings Per Common Share (Details Narrative) (10-K) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Antidilutive shares excluded from earnings per share	239,000	239,000	167,000	249,000	210,000	219,000